Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Patented Technology	Dec. 31, 2012 Customer Relationships	Dec. 31, 2012 Maximum Software	Dec. 31, 2012 Maximum License Fees	Dec. 31, 2012 Maximum Building	Dec. 31, 2012 Maximum Machinery and Equipment	Dec. 31, 2012 Maximum Assets Leased to Others	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Software	Dec. 31, 2012 Minimum License Fees	Dec. 31, 2012 Minimum Building	Dec. 31, 2012 Minimum Machinery and Equipment	Dec. 31, 2012 Minimum Assets Leased to Others	Dec. 31, 2012 Available-for-sale Securities	Dec. 31, 2011 Available-for-sale Securities	Dec. 31, 2012 Available-for-sale Securities Maximum	Dec. 31, 2011 Available-for-sale Securities Maximum	Dec. 31, 2012 Foreign Country Entity	Dec. 31, 2011 Foreign Country	Dec. 31, 2010 Foreign Country	Dec. 31, 2012 Americas	Dec. 31, 2011 Americas	Dec. 31, 2010 Americas	Dec. 31, 2012 Europe	Dec. 31, 2011 Europe	Dec. 31, 2010 Europe	Dec. 31, 2012 Asia and Oceania	Dec. 31, 2011 Asia and Oceania	Dec. 31, 2010 Asia and Oceania	Dec. 31, 2012 JAPAN Entity	Dec. 31, 2012 Office Business Unit	Dec. 31, 2011 Office Business Unit	Dec. 30, 2010 Office Business Unit	Dec. 31, 2012 Imaging System Business Unit	Dec. 31, 2011 Imaging System Business Unit	Dec. 30, 2010 Imaging System Business Unit	Dec. 31, 2012 Industry and Others Business Unit	Dec. 31, 2011 Industry and Others Business Unit	Dec. 30, 2010 Industry and Others Business Unit	Dec. 31, 2012 Corporate and eliminations	Dec. 31, 2011 Corporate and eliminations	Dec. 30, 2010 Corporate and eliminations	Dec. 31, 2012 Hewlett Packard Company	Dec. 31, 2011 Hewlett Packard Company	Dec. 31, 2010 Hewlett Packard Company
Significant Accounting Policies [Line Items]
Net sales Percentage																					79.30%	80.50%	81.20%	27.00%	27.00%	27.60%	29.10%	31.30%	31.60%	23.20%	22.20%	22.00%		50.50%	53.90%	53.60%	40.40%	36.90%	37.50%	11.70%	11.80%	11.70%	2.60%	2.60%	2.80%	17.00%	19.30%	20.10%
Number of manufacturing plants																					17												28
Foreign currency exchange gains and losses	¥ 9,130	¥ (3,287)	¥ 3,089
Cash equivalents																	141,729	204,307
Cash equivalents, maturity period																			3 months	3 months
Depreciation period								60 years	20 years	5 years				3 years	1 year	2 years
Intangible assets, useful life				3 years	5 years	5 years	10 years					3 years	5 years
Benefits from tax positions											50.00%
Change in estimates of net income (loss)	10,785
Increase in basic and diluted net income attributable to Canon Inc.	¥ 9.19
Advertising expenses	83,134	81,232	94,794
Shipping and handling cost	¥ 38,499	¥ 43,308	¥ 56,306